Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of year	$ 409	$ 628	$ (600)
Unrealized gains (losses) from derivatives	(2,364)	2,050	636
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(1,917)	(809)	(888)
included in various statements of operations items	1,667	(1,519)	1,634
Tax effect	277	59	(154)
Balance at end of year	$ (1,928)	$ 409	$ 628